Exhibit 99.1

GM Financial Consumer Automobile Receivables Trust 2018-2

Class A-1 2.30000% Asset Backed Notes

Class A-2A 2.55% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 2.81% Asset Backed Notes

Class A-4 3.02% Asset Backed Notes

Class B 3.12% Asset Backed Notes

Class C 3.31% Asset Backed Notes

Class D 0.00% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among GM Financial Consumer Automobile Receivables Trust 2018-2, as Issuer, GM Financial, as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Trust Collateral Agent, dated as of February 28, 2018. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2018
Monthly Period Ending:	04/30/2018
Prev. Distribution/Close Date:	04/19/2018
Distribution Date:	05/16/2018
Days of Interest for Period:	27
Days in Collection Period:	61
Transaction Month:	1

				Original	Original Adjusted
Purchases	Units	Start Date	Closing Date	Pool Balance	Pool Balance
Initial Purchase	42,215	03/01/2018	04/19/2018	$1,357,996,691	$1,249,924,575

Total	42,215			$1,357,996,691	$1,249,924,575

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$1,357,996,691

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	50,592,644
{3} Collections on Receivables paid off during period				{3}	29,642,880
{4} Receivables becoming Liquidated Receivables during period				{4}	177,685
{5} Receivables becoming Purchased Receivables during period				{5}	0
{6} Other Receivables adjustments				{6}	6,838

{7} Total Monthly Principal Amounts					{7}	80,420,047

{8} End of period Aggregate Principal Balance					{8}	$1,277,576,644

{9} Pool Factor					{9}	94.0780381%

MONTHLY AGGREGATE ADJUSTED PRINCIPAL BALANCE CALCULATION:

{10} Beginning of period Aggregate Principal Balance				{10}	1,357,996,691
{11} Beginning of period Yield Supplement Overcollateralization Amount				{11}	108,072,116
{12} Beginning of period Aggregate Adjusted Principal Balance					{12}	$1,249,924,575

{13} End of period Aggregate Principal Balance				{13}	1,277,576,644
{14} End of period Yield Supplement Overcollateralization Amount				{14}	99,962,957
{15} End of period Aggregate Adjusted Principal Balance					{15}	$1,177,613,687

{16} Reduction in Aggregate Adjusted Principal Balance					{16}	72,310,888

MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{17} Original Note Balance	{17}	$244,000,000	$364,000,000	$75,000,000	$393,800,000	$100,000,000

{18} Beginning of period Note Balance	{18}	$244,000,000	$364,000,000	$75,000,000	$393,800,000	$100,000,000

{19} Priority Principal Amount	{19}	53,556,313	0	0	0	0
{20} Noteholder’s Principal Distributable Amount	{20}	24,998,491	0	0	0	0

{21} End of period Note Balance	{21}	$165,445,196	$364,000,000	$75,000,000	$393,800,000	$100,000,000

{22} Note Pool Factors	{22}	67.8054082%	100.0000000%	100.0000000%	100.0000000%	100.0000000%

		Class B	Class C	Class D		TOTAL
		$20,000,000	$18,750,000	$15,620,000		$1,231,170,000

{23} Beginning of period Note Balance	{23}	$20,000,000	$18,750,000	$15,620,000		$1,231,170,000

{24} Priority Principal Amount	{24}	0	0	0		53,556,313
{25} Noteholder’s Principal Distributable Amount	{25}	0	0	0		24,998,491

{26} End of period Note Balance	{26}	$20,000,000	$18,750,000	$15,620,000		$1,152,615,196

{27} Note Pool Factors	{27}	100.0000000%	100.0000000%	100.0000000%		93.6194998%

CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{28}	Class A - 1	$244,000,000	0	2.30000%	27	Actual days/360	$420,900
{29}	Class A - 2A	$364,000,000	0	2.55000%	27	30/360	696,150
{30}	Class A - 2B	$75,000,000	0	2.02563%	27	Actual days/360	113,942
{31}	Class A - 3	$393,800,000	0	2.81000%	27	30/360	829,934
{32}	Class A - 4	$100,000,000	0	3.02000%	27	30/360	226,500
{33}	Class B	$20,000,000	0	3.12000%	27	30/360	46,800
{34}	Class C	$18,750,000	0	3.31000%	27	30/360	46,547
{35}	Class D	$15,620,000	0	0.00000%	27	30/360	0

RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{36} Principal Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{36}	80,235,524
{37} Interest Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{37}	5,362,258
{38} Liquidation Proceeds collected during period (net of Fees)								{38}	108,515
{39} Purchase Amounts or amounts from Servicer deposited in Collection Account								{39}	0
{40} Investment Earnings - Collection Account								{40}	34,771
{41} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{41}	1,442
{42} Collection of Supplemental Servicing - Extension Fees								{42}	14,912
{43} Collection of Supplemental Servicing - Repo and Recovery Fees Netted from Gross Liquidation Proceeds								{43}	5,118
{44} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{44}	36,912

{45} Total Available Funds								{45}		85,799,452

Distributions:
{46} Base Servicing Fee								{46}	2,301,050
{47} Repo and Recovery Fees - reimbursed to Servicer								{47}	5,118
{48} Bank Service Charges - reimbursed to Servicer								{48}	0
{49} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{49}	36,912
{50} Trustee and Trust Collateral Agent Fees								{50}	417
{51} Asset Representations Reviewer Fee								{51}	0
{52} Owner Trustee Fee								{52}	208
{53} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{53}	420,900
{54} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{54}	696,150
{55} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{55}	113,942
{56} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{56}	829,934
{57} Class A-4 Noteholders’ Interest Distributable Amount pari passu								{57}	226,500
{58} First Priority Principal Distribution Amount								{58}	0
{59} Class B Noteholders’ Interest Distributable Amount								{59}	46,800
{60} Second Priority Principal Distribution Amount								{60}	19,186,313
{61} Class C Noteholders’ Interest Distributable Amount								{61}	46,547
{62} Third Priority Principal Distribution Amount								{62}	18,750,000
{63} Class D Noteholders’ Interest Distributable Amount								{63}	0
{64} Fourth Priority Principal Distribution Amount								{64}	15,620,000
{65} To the Reserve Account, the Reserve Account Deposit Amount								{65}	0
{66} To the Noteholders, Noteholder’s Principal Distributable Amount (as calculated below)								{66}	24,998,491
{67} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Asset Representations Reviewer)								{67}	0
{68} To the Certificateholders, the aggregate amount remaining								{68}	2,520,170
{69} Total Distributions								{69}		$85,799,452

CALCULATION OF PRIORITY PRINCIPAL DISTRIBUTION:

	Class	(X) Cumulative Note Balance	(Y) Adjusted Pool Balance		Excess of (X) - (Y)	Priority Principal Distribution
{70}	First Priority	$1,176,800,000	$1,177,613,687		$0	$0
{71}	Second Priority	1,196,800,000	1,177,613,687		19,186,313	19,186,313
{72}	Third Priority	1,215,550,000	1,177,613,687		37,936,313	18,750,000
{73}	Fourth Priority	1,231,170,000	1,177,613,687		53,556,313	15,620,000

{74}	Total

CALCULATION OF NOTEHOLDERS’ PRINCIPAL DISTRUBUTABLE AMOUNT:
{75} Excess Total Available Funds								{75}	27,518,661

{76} Beginning Note Balance						{76}	1,231,170,000
{77} Principal payments						{77}	53,556,313
{78} Pro Forma Note Balance							{78}	1,177,613,687

{79} Adjusted Pool Balance						{79}	1,177,613,687
{80} 2% of Original Adjusted Pool Balance ($24,998,491)						{80}	24,998,491
{81} Required Pro Forma Note Balance {79} minus {80}							{81}	1,152,615,196

{82} Excess of Pro Forma Note Balance over Required Pro Forma Balance {78} minus {81}								{82}	24,998,491

{83} Noteholder’s Principal Distributable Amount (Lesser of {75} and {82})									{83}	$24,998,491

RECONCILIATION OF RESERVE ACCOUNT:

										Current
{84} Specified Reserve Balance										$3,124,811

{85} Beginning of period Reserve Account balance								{85}		$3,124,811

{86} The Reserve Account Deposit, from Collection Account								{86}	0
{87} Investment Earnings								{87}	1,442
{88} Investment Earnings - transferred to Collection Account Available Funds								{88}	(1,442)
{89} Reserve Account Withdrawal Amount								{89}	0

{90} End of period Reserve Account balance								{90}		$3,124,811

CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{91} Aggregate Principal Balance		{91}	$1,277,576,644
{92} End of Period Note Balance		{92}	1,152,615,196
{93} Overcollateralization		{93}	124,961,448
{94} Overcollateralization %		{94}		9.78%

CALCULATION OF TOTAL OVERCOLLATERALIZATION (ADJUSTED PRINCIPAL BALANCE):

{95} Aggregate Adjusted Principal Balance		{95}	$1,177,613,687
{96} End of Period Note Balance		{96}	1,152,615,196
{97} Overcollateralization		{97}	24,998,491
{98} Overcollateralization %		{98}		2.12%

MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

			Cumulative	Monthly
{99} Original Number of Receivables		{99}	42,215
{100} Beginning of period number of Receivables		{100}	0	42,215
{101} Number of Receivables becoming Liquidated Receivables during period		{101}	4	4
{102} Number of Receivables becoming Purchased Receivables during period		{102}	0	0
{103} Number of Receivables paid off during period		{103}	1,303	1,303
{104} End of period number of Receivables		{104}	40,908	40,908

STATISTICAL DATA: (CURRENT AND HISTORICAL):

		Original	Prev. Month	Current
{105} Weighted Average APR of the Receivables	{105}	2.50%	2.50%	2.46%
{106} Weighted Average Remaining Term of the Receivables	{106}	61.00	61.00	58.90
{107} Weighted Average Original Term of Receivables	{107}	68.00	68.00	68.00
{108} Average Receivable Balance	{108}	$32,169	$32,169	$31,230
{109} Net Losses in Period	{109}	$0	$0	$69,170
{110} Aggregate Realized Losses	{110}	$0	$0	$69,170
{111} Aggregate Realized Loss Percentage	{111}		0.000%	0.005%
{112} ABS Prepay Speed	{112}		0.0000	3.2789

DELINQUENCY:

		Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{113} 31-60 days	{113}	189	$6,113,687	0.48%
{114} 61-90 days	{114}	31	703,168	0.06%
{115} 91-120 days	{115}	2	13,674	0.00%
{116} Total	{116}	222	$6,830,529	0.54%

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER:

			Dollars	Percentage
{117} Receivables with Scheduled Payment delinquent 61 days or more		{117}	$716,842	0.06%

{118} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.10% )		{118}		Yes

EXTENSIONS

{119} Principal Balance of Receivables extended during current period	{119}		$2,442,689
{120} Beginning of Period Aggregate Principal Balance	{120}		1,357,996,691
{121} Extension Rate {119} divided by {120}	{121}			0.18%

CREDIT RISK RETENTION (1)

			Dollars	Percentage
{122} Fair Value of Residual Interest		{122}	69,372,439	5.36%
{123} Class D Fair Value		{123}	9,521,157	0.74%
{124} Total Fair Value of Residual Interest + Class D Fair Value		{124}	78,893,596	6.09%

{125} Total Fair Value of Notes and Residual Interest		{125}	1,294,443,596	100.00%

Compliance (Fair Value must be at least 5% of the aggregate value of the Notes and Residual Interest)				Yes

(1)

Recalculated as of the closing date. Changes in the fair value methodology or inputs and assumptions as described in the prospectus include final interest rates and final tranche sizes as of the closing date and listed above. In determining the interest payments on the floating rate Class A-2-B Notes, one-month LIBOR is assumed to reset consistent with the applicable forward rate curve as of April 19, 2018. The Depositor retained all of the Class D Notes at closing and these notes will be used to satisfy the sponsor’s obligations under Regulation RR. However, the Depositor was not required to retain an eligible vertical interest in all notes to meet the Sponsor’s Regulation RR requirements.

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	May 11, 2018

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